Goodwill and Intangible Assets - Summary of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	$ 32,170
Ending balance	32,331	$ 32,170
Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	54,189	57,101	$ 57,990
Exchange differences	1,211	(2,912)	(889)
Ending balance	55,400	54,189	57,101
Amortization
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	22,019	20,053	17,267
Charge for the period	1,019	1,985	2,827
Exchange differences	31	(19)	(41)
Ending balance	23,069	22,019	20,053
Net Book Value
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	32,170	37,048
Ending balance	32,331	32,170	37,048
Goodwill | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	14,659	15,606	15,991
Exchange differences	303	(947)	(385)
Ending balance	14,962	14,659	15,606
Goodwill | Net Book Value
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	14,659	15,606
Ending balance	14,962	14,659	15,606
Patents | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	17,045	18,493	18,671
Exchange differences	639	(1,448)	(178)
Ending balance	17,684	17,045	18,493
Patents | Amortization
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	5,253	4,469	3,595
Charge for the period	408	803	890
Exchange differences	16	(19)	(16)
Ending balance	5,677	5,253	4,469
Patents | Net Book Value
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	11,792	14,024
Ending balance	12,007	11,792	14,024
Customer Intangibles | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	8,722	8,861	9,139
Exchange differences	68	(139)	(278)
Ending balance	8,790	8,722	8,861
Customer Intangibles | Amortization
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	6,943	6,343	5,047
Charge for the period	308	593	1,317
Exchange differences	6	7	(21)
Ending balance	7,257	6,943	6,343
Customer Intangibles | Net Book Value
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,779	2,518
Ending balance	1,533	1,779	2,518
Supplier Relationships | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	2,856	2,856	2,856
Ending balance	2,856	2,856	2,856
Supplier Relationships | Amortization
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,901	1,615	1,329
Charge for the period	148	286	286
Ending balance	2,049	1,901	1,615
Supplier Relationships | Net Book Value
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	955	1,241
Ending balance	807	955	1,241
Technology and Software | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	10,907	11,285	11,333
Exchange differences	201	(378)	(48)
Ending balance	11,108	10,907	11,285
Technology and Software | Amortization
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	7,922	7,626	7,296
Charge for the period	155	303	334
Exchange differences	9	(7)	(4)
Ending balance	8,086	7,922	7,626
Technology and Software | Net Book Value
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	2,985	3,659
Ending balance	$ 3,022	$ 2,985	$ 3,659